CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Loss for the year	$ (14,414,266)	$ (31,694,048)
Items not affecting cash
Amortisation	539,693	614,710
Impairment of exploration and evaluation assets	0	19,671,935
Loss on disposal of equipment	9,624	0
Premium on flow-through shares	0	(1,884)
Shares issued for license agreement	0	50,000
Share-based compensation	3,203,407	4,726,840
Valuation allowance on accounts receivable	100,000	0
Total change in non-cash working capital balances	(2,395,328)	(1,356,425)
Cash flows used in operating activities	(12,956,870)	(7,988,872)
INVESTING ACTIVITIES
Loan receivable advanced	(33,642)	(2,950,000)
Mineral exploration and evaluation expenditures	0	(316,698)
Purchase of property and equipment	(2,272,934)	(3,985,910)
Cash flows used in investing activities	(2,306,576)	(7,252,608)
FINANCING ACTIVITIES
Payments on lease liability	(149,317)	(122,453)
Payments on long-term debt	(950,920)	0
Proceeds from stock options exercised	46,000	406,967
Proceeds from warrants exercised	0	4,866,415
Shares issued	0	33,014,082
Share issue costs	0	(1,592,488)
Units issued	0	2,329,270
Unit issue costs	0	(63,364)
Warrant issue costs	0	(13,498)
Cash flows (used in) from financing activities	(1,054,237)	38,824,931
Change in cash and cash equivalents during the year	(16,317,683)	23,583,451
Cash and cash equivalents, beginning of year	26,675,000	3,091,549
Cash and cash equivalents, end of year	$ 10,357,317	$ 26,675,000